Income Tax - Schedule of provision for income tax (Detail) - USD ($)	3 Months Ended		5 Months Ended	8 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2019	Dec. 31, 2019	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Current:
Federal						$ (9,106,000)	$ 45,874,000	$ 21,399,000
State						4,710,000	11,311,000	11,742,000
Foreign						13,422,000	12,231,000	12,140,000
Total current tax expense						9,026,000	69,416,000	45,281,000
Deferred:
Federal						(6,501,000)	(53,314,000)	(164,208,000)
State						868,000	(11,055,000)	(48,653,000)
Foreign						(8,724,000)	(3,694,000)	(754,000)
Total deferred tax benefit						(14,357,000)	(68,063,000)	(213,615,000)
Total (benefit from) provision for income taxes						$ (5,331,000)	$ 1,353,000	$ (168,334,000)
Predecessor Company
Current:
Federal				$ 730,672
State				0
Deferred:
Federal				58,712
State				0
Change in valuation allowance				(58,712)
Total deferred tax benefit				730,672
Total (benefit from) provision for income taxes	$ (3,269)	$ 345,918	$ 345,918	$ 730,672	$ 326,633